SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2011	2,015,381	$4.43
Granted	2,600,000	4.34
Exercised	(163,903)	2.12
Forfeited	(73,915)	5.43

Options outstanding as at December 31, 2011	4,377,563	2.2	*
Granted	—	—
Exercised	(118,864)	0.01
Forfeited	(72,300)	2.09

Options outstanding as at December 31, 2012	4,186,399	2.26

Options exercisable as at December 31, 2012	1,903,286	2.27

*	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.

Share Options Outstanding

The following table summarizes information with respect to share options outstanding at December 31, 2012:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value
Scheme II	$0.01	6,003	6,003	3.72 years	$1.67
Scheme III	0.01	14,806	14,806	3.92 years	1.67
Scheme V	3.03	282,876	148,434	5.76 years	—
Scheme VI	4.23	311,914	159,912	6.42 years	—
Scheme VIII	2.10	50,000	—	7.88 years	—
Scheme IX	2.04	1,000,000	520,834	7.89 years	—
Scheme X	2.04	1,567,800	711,624	8.37 years	—
Scheme XI	2.04	678,000	292,189	8.75 years	—
Scheme XII	2.04	275,000	49,484	8.88 years	—

		4,186,399	1,903,286

Unvested Stock Option Activity

A summary of unvested stock option activity as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

Unvested Stock Option	Number of Shares	Weighted average Grant-date Fair Value
Unvested at January 1, 2012	2,881,417	$2.88
Granted	—	—
Vested	(1,140,548)	2.99
Forfeited	(41,933)	2.03

Unvested at December 31, 2012	1,698,936	$2.83

Black Scholes Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date
Scheme II	50.5%-50.6%	5.77%-5.81%	5.50-6.26	1.00%	$3.56
Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09

Binomial Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date
Scheme VIII	38.91%	3.91%	2.13	0%	$6.96
Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	9%	$3.9
Scheme XII	72.80%	3.68%	1.18	9%	$3.89

Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

The fair value of options granted was $0.23, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.44%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	54.9%

Summary of Stock Option Activity

The following table summarizes the Cyber Cloud’s share option activities with employees:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2012	—	$—
Granted	551,000	0.17
Exercised	—	—
Forfeited	(73,000)	0.17

Options outstanding as at December 31, 2012	478,000	0.17

Options exercisable as at December 31, 2012	109,542	0.17

Beijing Joysee Technology Co., Ltd ("Joysee")
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

The fair value of options granted was $0.31, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	66.29%

Summary of Stock Option Activity

The following table summarizes the Joysee’s share option activities with employees:

	Number of options	Weighted average exercise price
Options outstanding as at January 1, 2012	—	$—
Granted	520,000	0.17
Exercised	—	—
Forfeited	(52,000)	0.17

Options outstanding as at December 31, 2012	468,000	0.17

Options exercisable as at December 31, 2012	—	—